SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue from Sino foreign Jointly Managed Academic Programs	$ 2,147,608	$ 1,420,418
Revenue from Technological Consulting Services for Smart Campus Solutions	166,641	338,003
Revenue from Overseas Study Consulting Services	329,678	26,033
Revenue from tailored job readiness training services	93,483	66,097
Total Revenue	$ 2,737,410	$ 1,850,551